Stockholders’ Deficit (Details) - $ / shares		1 Months Ended	6 Months Ended	12 Months Ended
	Mar. 22, 2023	Mar. 22, 2023	Jun. 30, 2024	Dec. 31, 2023	Mar. 06, 2023	Dec. 31, 2022
Stockholders’ Deficit [Line Items]
Preferred stock authorized			1,000,000	1,000,000
Preferred stock par value (in Dollars per share)			$ 0.0001	$ 0.0001
Preferred stock shares outstanding
Preferred stock shares issued
Preferred Stock [Member]
Stockholders’ Deficit [Line Items]
Preferred stock authorized			1,000,000	1,000,000		1,000,000
Preferred stock par value (in Dollars per share)				$ 0.0001		$ 0.0001
Preferred stock shares outstanding
Preferred stock shares issued
Class A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock shares authorized			200,000,000	200,000,000		200,000,000
Common stock par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares outstanding			5,619,080	6,100,945
Common stock shares issued			5,619,080	6,100,945
Common stock, votes per share				one
Ratio to be applied to the stock in the conversion			20.00%	20.00%
Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock shares authorized			20,000,000	20,000,000		20,000,000
Common stock par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares outstanding			900,000	900,000		6,000,000
Common stock shares issued			900,000	900,000		6,000,000
Conversion of stock shares issued	5,100,000	5,100,000
Common stock, votes per share			one	one
Common stock subject to possible redemption [Member] | Class A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock shares outstanding				6,100,945		24,000,000
Common stock shares issued				6,100,945		24,000,000